RISK MANAGEMENT - Structural foreign exchange risk - Financial assets (Details) $ in Millions, $ in Millions	Dec. 31, 2024 COP ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 COP ($)	Dec. 31, 2023 USD ($)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	$ 304,853,883		$ 280,746,878
Currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	59,750,750	$ 13,661	50,519,047	$ 13,159
Other Currency [Member] | Currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets		74		60
Financial assets at fair value through profit or loss, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	24,400,493		19,332,588
Financial assets at amortised cost, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	251,981,889		236,970,165
Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	27,050,198		23,326,776
Investment securities [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	39,162,618		34,425,693
Loan portfolio [member] | Financial assets at amortised cost, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	190,129,486		176,168,055
Loan portfolio [member] | Financial assets at amortised cost, category [member] | Currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	36,813,056	8,347	30,739,665	8,043
Loan portfolio [member] | Financial assets at amortised cost, category [member] | Other Currency [Member] | Currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets		2
Trading securities [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	20,163,214		15,451,121
Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category, International Financial Reporting Standards 9 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	20,163,214		15,451,121
Investment securities at fair value [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	28,472,926		24,446,014
Trade receivables [member] | Currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	3,164,035	714	2,748,599	719
IFRS Cash and Cash Equivalents [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	16,998,859		18,597,861
IFRS Cash and Cash Equivalents [Member] | Financial assets at amortised cost, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	16,998,859		18,597,861
IFRS Cash and Cash Equivalents [Member] | Financial assets at amortised cost, category [member] | Currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	5,913,128	1,338	4,996,706	1,248
IFRS Cash and Cash Equivalents [Member] | Financial assets at amortised cost, category [member] | Other Currency [Member] | Currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets		62		60
Debt securities [member] | Investment securities [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,425		1,889
Debt securities [member] | Investment securities [member] | Financial assets at amortised cost, category [member] | Currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	2,558,707	580	2,280,108	597
Debt securities [member] | Investment securities [member] | Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	27,050,198		23,326,776
Debt securities [member] | Trading securities [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	11,937,414		7,113,380
Debt securities [member] | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category, International Financial Reporting Standards 9 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	11,937,414		7,113,380
Debt securities [member] | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category, International Financial Reporting Standards 9 [member] | Currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	267,836	61	298,792	78
Debt securities [member] | Investment securities at fair value [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,425		1,889
Debt securities [member] | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	27,050,198		23,326,776
Debt securities [member] | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member] | Currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	10,649,301	2,412	7,376,923	1,930
Debt securities [member] | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member] | Other Currency [Member] | Currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets		4
Derivatives [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,023,313		2,126,229
Derivatives [member] | Trading securities [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	969,294		2,077,567
Derivatives [member] | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category, International Financial Reporting Standards 9 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	969,294		2,077,567
Derivatives [member] | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category, International Financial Reporting Standards 9 [member] | Currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	341,310	207	2,077,567	$ 544
Derivatives [member] | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category, International Financial Reporting Standards 9 [member] | Other Currency [Member] | Currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets		6
Derivatives [member] | Hedging instruments [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	54,019		48,662
Derivatives [member] | Hedging instruments [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	54,019		48,662
Derivatives [member] | Hedging instruments [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	$ 43,377	$ 2	$ 687